Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable Taxes [Abstract]
Schedule of Recoverable Taxes	Recoverable taxes as of December 31, 2023 and December 31, 2022 was comprised of the following:
	December 31, 2023	December 31, 2022
Value-added tax on sales and services – ICMS/IVA/VAT/GST	919,634	1,006,814
Social contribution on billings – PIS and COFINS	502,397	527,607
Withholding income tax – IRRF/IRPJ	1,196,502	1,199,323
Excise tax – IPI	22,004	24,478
Reintegra	8,905	9,551
Other	13,953	10,558
	2,663,395	2,778,331

Current	919,120	1,021,701
Non-current	1,744,275	1,756,630
	2,663,395	2,778,331